Note 7 - Leases (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Lease, Right-of-Use Asset, Amortization	$ 25,507		$ 17,006
Operating Lease, Expense	$ 8,929	$ 11,376	$ 17,006	$ 22,249
Office Lease [Member]
Number of Operating Leases	1		1